List of Significant Subsidiaries	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
List of Significant Subsidiaries
List of Significant Subsidiaries

Name	Location	% Ownership December 31,
		2011	2012
ASM Europe BV 1	Almere, the Netherlands	100.00%	100.00%
ASM United Kingdom Sales BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Germany Sales BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Holding BV1, 3	Almere, the Netherlands	100.00%	100.00%
ASM France S.A.R.L.	Montpellier, France	100.00%	100.00%
ASM Belgium NV	Leuven, Belgium	100.00%	100.00%
ASM Italia Srl	Agrate, Italy	100.00%	100.00%
ASM Microchemistry Oy	Helsinki, Finland	100.00%	100.00%
ASM Services and Support Ireland Ltd	Dublin, Ireland	100.00%	100.00%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100.00%	100.00%
ASM America, Inc	Phoenix, Arizona, United States	100.00%	100.00%
ASM Japan KK	Tokyo, Japan	100.00%	100.00%
ASM Wafer Process Equipment Ltd	Quarry Bay, Hong Kong, People’s Republic of China	100.00%	100.00%
ASM China Trading Ltd	Shanghai, People’s Republic of China	100.00%	100.00%

Name	Location	% Ownership December 31,
		2011	2012
ASM Wafer Process Equipment Singapore Pte Ltd	Singapore	100.00%	100.00%
ASM Front-End Sales & Services Taiwan Co, Ltd	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Services & Support Malaysia SDN BDH	Kuala Lumpur, Malaysia	—%	100.00%
ASM Front-End Manufacturing Singapore Pte Ltd	Singapore	100.00%	100.00%
ASM NuTool, Inc	Phoenix, Arizona, United States	100.00%	100.00%
ASM Genitech Korea Ltd	Cheonan, South Korea	100.00%	100.00%
ASM IP Holding BV 1	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Technology Ltd	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Assembly Automation Ltd 2	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Assembly Materials Ltd 2	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Technology Singapore Pte Ltd 2	Singapore	52.17%	51.96%
ASM Technology (M) Sdn Bhd 2	Johor Bahru, Malaysia	52.17%	51.96%
ASM Semiconductor Materials (Shenzhen) Co. Ltd 2	Shenzhen, People’s Republic of China	52.17%	51.96%
Edgeward Development Ltd 2	Guernsey, Channel Islands	52.17%	51.96%
Shenzhen ASM Micro Electronic Technology Co. Ltd 2	Shenzhen, People’s Republic of China	52.17%	51.96%
ASM Assembly Systems Management GmbH. 4	Munich, Germany	52.17%	51.96%
ASM Assembly Systems Management GmbH & C o K G 4	Munich, Germany	52.17%	51.96%
ASM Assembly Systems Ltd 4	Shanghai, People’s Republic of China	52.17%	51.96%
ASM Pacific( Hong Kong) Ltd 4	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Pacific (Holdings) Ltd	Kwai Chung, Hong Kong, People’s Republic of China	52.17%	51.96%
ASM Microelectronic Technical Services (Shanghai) Company Ltd	Shanghai, People’s Republic of China	52.17%	51.96%
ASM (Assembly Systems) GmbH & C o K G 4	Vienna, Austria	52.17%	51.96%
ASM Assembly Systems, LLC 4	Suwanee, United States	52.17%	51.96%
ASM Assembly Systems Pte. Ltd 4	Singapore	52.17%	51.96%
ASM Technology (Huizhou) Ltd	People’s Republic of China	52.17%	51.96%
ASM Technology China Ltd	People’s Republic of China	52.17%	51.96%

(1)
For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.

(2)	100% subsidiaries of ASM Pacific Technology Ltd.

(3)	Established in 2008, ASM Pacific Holding BV is holding 51.96% of the shares in ASM Pacific Technology Ltd.

(4)	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.

The accounts of the above mentioned entities and of certain insignificant subsidiaries not mentioned above have been consolidated in the Consolidated Financial Statements.